Inventories - Summary of Inventories (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventories [abstract]
Raw materials	₽ 13,643	₽ 14,980
Work in progress	8,565	8,681
Finished goods and goods for resale	17,565	19,762
Total inventories at the lower of cost and net realisable value	₽ 39,773	₽ 43,423